THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2022

NML VARIABLE ANNUITY ACCOUNT A
SUPPLEMENT TO THE PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT TO THE PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C
SUPPLEMENT TO THE PROSPECTUSES
GROUP COMBINATION ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement updates certain information in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses, as applicable, for the above-referenced variable annuity contracts and any supplements to the prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplements without charge upon request.
Effective November 25, 2022, Aberdeen Asset Managers Limited (“Aberdeen”), sub-adviser for the Emerging Markets Equity Portfolio, will change its name to abrdn Investments Limited. In light of this change, in APPENDIX A—Portfolios Available under Your Contract, the following row in the table is amended to contain the above information. Please be advised that certain client-facing materials (including, for example, account statements and transaction forms) and certain client website descriptions may continue to refer to Aberdeen when identifying the sub-adviser for the Emerging Markets Equity Portfolio until such time that internal system name change processes are completed.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 year
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.89%[1]	-4.55%	9.99%	5.00%
This Supplement is dated November 18, 2022.